Consolidated Statements of Financial Position (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Preferred shares
Statement [Line Items]
Number of shares authorised (in shares)	25,000,000	25,000,000
Common shares | Capital stock
Statement [Line Items]
Number of shares issued (in shares)	76,201,980	76,196,080
Number of shares outstanding (in shares)	76,201,980	76,196,080